Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Variable Interest Entity [Line Items]
Total assets		$ 4,178,955	$ 4,269,198	$ 4,017,039
Long-term interest bearing debt	[1],[2]	1,068,108	1,344,509
Total liabilities		2,454,984	2,353,019
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		88,220	35,450
Total assets		90,114	39,068
Short-term interest bearing debt		422,233	408,978
Long-term interest bearing debt - current portion		21,443	15,650
Long-term interest bearing debt		423,063	285,700
Total liabilities		1,077,284	912,053
Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		1,894	3,618
Long-term interest bearing debt		210,545	$ 201,725
ICBC Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		22,718
Total assets		22,718
Short-term interest bearing debt		40,906
Long-term interest bearing debt - current portion		7,650
Long-term interest bearing debt		132,849
Total liabilities		181,405
ICBC Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBC Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		29,936
Total assets		29,936
Short-term interest bearing debt		182,540
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		182,540
ICBC Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBC Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		16,620
Total assets		16,620
Short-term interest bearing debt		31,081
Long-term interest bearing debt - current portion		8,000
Long-term interest bearing debt		138,888
Total liabilities		177,969
ICBC Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBC Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		11,350
Total assets		11,350
Short-term interest bearing debt		167,706
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		167,706
ICBC Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Total assets		1,894
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		210,545
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		1,894
Long-term interest bearing debt		210,545
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		7,596
Total assets		7,596
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		5,793
Long-term interest bearing debt		151,326
Total liabilities		157,119
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		$ 0

[1]	Following the adoption of the amendments to ASC 835, deferred charges have been re-classified as a direct deduction to the related debt as of September 30, 2016 and December 31, 2015.
[2]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 9).